Share-based payments - Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments (Detail) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Long Term Incentive Plan Awards And Deferred Share Award [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period	1,085,162	1,271,179	988,127	1,022,757
Granted	462,460	142,314	470,834	483,339
Forfeited	(131,099)	(167,298)	(121,127)	(141,797)
Exercised	(145,344)	(240,850)	(252,672)	(376,172)
Outstanding at end of year / period	1,271,179	1,005,345	1,085,162	988,127
Number of options exercisable at end of year / period	65,380	63,759	72,760	63,996
Profitable Growth Incentive Plan Awards [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period		0
Granted		4,875,141
Forfeited		(2,139)
Exercised		0
Outstanding at end of year / period	0	4,873,002
Number of options exercisable at end of year / period		0
Ab Share Awards [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period	1,723,183	2,001,505	1,564,167	0
Granted	345,510	110,633	348,425	1,694,429
Forfeited	(65,802)	(306,059)	(187,715)	(130,262)
Exercised	(1,386)	(1,806,079)	(1,694)	0
Outstanding at end of year / period	2,001,505	0	1,723,183	1,564,167
Number of options exercisable at end of year / period	0	0	0	0
Share Incentive Plan Awards [Member] | Free Shares [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period	302,023	273,852	351,187	447,841
Granted	0	0	0	0
Forfeited	(657)	(493)	(7,423)	(18,982)
Exercised	(27,514)	(40,969)	(41,741)	(77,672)
Outstanding at end of year / period	273,852	232,390	302,023	351,187
Number of options exercisable at end of year / period	273,852	232,390	215,268	167,425
Share Incentive Plan Awards [Member] | Matching Shares [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period	77,534	71,381	88,539	115,928
Granted	0	0	0	7,323
Forfeited	(597)	(692)	(2,203)	(7,227)
Exercised	(5,556)	(10,799)	(8,802)	(27,485)
Outstanding at end of year / period	71,381	59,890	77,534	88,539
Number of options exercisable at end of year / period	71,381	59,890	72,009	48,333